Common Stock and Additional Paid-in Capital - Summary of stock option activity (Detail) (USD $)	9 Months Ended
Sep. 30, 2014
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Roll Forward
Number of awards, granted	209,959
Number of Awards, Exercised	0
Number of Awards, Forfeited or expired	0
Number of Awards at end of period	209,959
Number of Awards Vested and expected to vest at end of period	209,959
Exercisable at end of period	0
Granted	$ 12.55
Exercised	$ 0
Forfeited or expired	$ 0
Outstanding at end of period	$ 12.55
Exercise Price Per Share Vested and expected to vest at end of period	$ 12.55
Exercisable at end of period	$ 0
Outstanding at end of period	6 years 10 months 17 days
Remaining Contractual Term Vested and expected to vest at end of period	6 years 10 months 17 days
Exercisable at end of period	0 years